Business Combination	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
BUSINESS COMBINATION

Note 3- BUSINESS COMBINATION

On October 31, 2021, the Company completed the acquisition of 51% equity interests of Far Ling’s Inc. and 100% equity interests of Bo Ling’s Chinese Restaurant, Inc.

Pursuant to the Stock Purchase Agreements executed on October 31, 2021, the Company acquired 51% equity interest of Far Ling’s Inc. for a total cash consideration of $850,000 and acquired 100% equity interest in Bo Ling’s Chinese Restaurant, Inc. for a total cash consideration of $170,000. The Company believes that the acquisition brings new revenue source for the Company going forward.

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date.

The following table presents the purchase price allocation to assets acquired and liabilities assumed as of the acquisition date. The non-controlling interest represents the fair value of the 49% equity interest not held by the Company:

As of October 31, 2021

Cash acquired	$171,827
Accounts receivable, net	68,551
Inventories, net	30,306
Prepaid expenses	198,939
Other current assets	1,199
Property and equipment, net	1,179,190
Intangible assets	532,895
Goodwill	355,570
Customer deposit	(3,209)
Accrued rent	(357,619)
Accrued salary and other current liabilities	(177,650)
Noncontrolling interest	(980,000)

Total consideration	$1,020,000

The intangible assets mainly include Bo Ling’s Chinese Restaurant, Inc.’s brand name of $532,895 to attract customers and bring in increased revenue to benefit the Company in the future. The goodwill is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP. Goodwill is not amortized and is not deductible for tax purposes.

The fair value of the non-controlling interest in Far Ling’s Inc. was determined based on the purchase price allocation report prepared by an independent third-party appraiser by using discount cash flow model.

The amounts of revenue and net loss of Far Ling’s Inc. and Bo Ling’s Chinese Restaurant, Inc. as included in the Company’s consolidated statement of operations from the acquisition date to December 31, 2021 are as follows:

From acquisition date to December 31, 2021
Net Revenue	$606,463

Net loss	$(1,215,613)

The following table presents the Company’s unaudited pro forma results for the years ended December 31, 2021, 2020 and 2019, respectively, as if the above-mentioned acquisition had occurred on January 1, 2019.

	For the years ended December 31,
	2021	2020	2019

Pro forma revenue	$3,078,584	$2,591,306	$15,243,812
Pro forma net loss	$(6,430,354)	$(1,257,197)	$(8,678,399)
Pro forma net loss attributable to TDH Holdings Inc.	$(5,974,649)	$(1,069,758)	$(8,652,443)

Pro forma loss per share- basic and diluted	$(0.10)	$(0.02)	$(0.41)

Weighted average number of shares	59,185,891	45,849,995	21,022,598